Components of Restructuring Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 70	$ 285	$ 130
Employee Termination Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	78	194	115
Reserve adjustments	(19)	(14)	(32)
Contract Termination Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5	27	5
Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6	78	42
Cost of Goods Sold
Restructuring Cost and Reserve [Line Items]
Restructuring charges	27	118	38
Cost of Goods Sold | Employee Termination Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	31	72	14
Reserve adjustments	(9)	(1)	(19)
Cost of Goods Sold | Contract Termination Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		9	3
Cost of Goods Sold | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5	38	40
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Restructuring charges	45	103	78
Selling, General and Administrative Expenses | Employee Termination Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	47	109	86
Reserve adjustments	(8)	(11)	(10)
Selling, General and Administrative Expenses | Contract Termination Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5	5	2
Selling, General and Administrative Expenses | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1
Research and Development Expenses
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(2)	64	14
Research and Development Expenses | Employee Termination Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		13	15
Reserve adjustments	$ (2)	(2)	(3)
Research and Development Expenses | Contract Termination Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		13
Research and Development Expenses | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 40	$ 2